SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of common stock reflected in the condensed balance sheets (Details) - Class A Common Stock Subject to Possible Redemption - USD ($)	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross proceeds		$ 500,000,000	$ 500,000,000
Class A common stock issuance costs		(26,652,125)	(26,652,125)
Remeasurement of carrying value to redemption value	$ 7,850,208	26,652,125	31,196,812
Class A common stock subject to possible redemption	$ 512,394,895	$ 500,000,000	$ 504,544,687